Label	Element	Value
Van Eck VIP Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811976_SupplementTextBlock

Van Eck VIP Trust

Supplement dated November 2, 2012 (“Supplement”)
to the Prospectuses dated May 1, 2012, as supplemented on June 11, 2012 and July 30, 2012

          This Supplement updates certain information contained in the above-dated Prospectuses for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Multi-Manager Alternatives Fund (“Fund”), a series of the Trust. You may obtain copies of the Trust’s Prospectuses and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

The Prospectuses for the Fund are supplemented as follows:

1.	The section of the Prospectuses entitled “Fund summary information – Van Eck VIP Multi-Manager Alternatives Fund - Principal Investment Strategies” is supplemented by:

	(a)	replacing the first sentence in the paragraph on page 3 that immediately precedes the list of bullet points with the following:

Currently, the Adviser has entered into sub-advisory agreements with the following thirteen Sub-Advisers with respect to the Fund.

	(b)	adding the following immediately after the bullet point near the bottom of page 3 regarding Dix Hills Partners, LLC:

▪ Horizon Asset Management LLC employs an opportunistic high yield strategy.

	(c)	replacing the paragraph immediately after the bullet points on page 3 with the following:

As of November 2, 2012, the Fund’s assets which have been allocated to Sub-Advisers are allocated among Coe Capital Management, LLC, KeyPoint Capital Management, LLC, Medley Credit Strategies, LLC, Millrace Asset Group, Inc., Primary Funds, LLC, RiverPark Advisors, LLC and Tiburon Capital Management, LLC.

2.	The section of the Prospectuses entitled “Fund summary information – Van Eck VIP Multi-Manager Alternatives Fund - Portfolio Management” is supplemented by:

	(a)	adding the following under the heading “Investment Sub-Advisers” immediately after the information about Primary Funds, LLC:

Horizon Asset Management LLC
Murray Stahl, Chief Investment Officer, Chairman and Co-Founder, 1994
Steven Bregman, Director of Research and Co-Founder, 1994
Peter Doyle, Senior Portfolio Manager and Co-Founder, 1994

3.	The section of the Prospectuses entitled “How the Fund is managed - Management of the Fund - Sub-Advisers” is supplemented by:

	(a)	replacing the first sentence with the following:

Currently, the Fund has agreements with thirteen Sub-Advisers.

	(b)	adding the following immediately after the paragraph regarding Dix Hills Partners, LLC:

Horizon Asset Management LLC (“Horizon”), 470 Park Avenue South, New York, NY 10016, is an SEC registered investment adviser and subsidiary of Horizon Kinetics LLC (“Horizon Kinetics”). As of September 30, 2012, assets under management were approximately $4.2 billion.

	(c)	Replacing the first sentence regarding Tiburon Capital Management, LLC with the following:

Tiburon Capital Management, LLC (“Tiburon”), 527 Madison Avenue, 6th Floor, New York, New York 10022, is an SEC registered investment adviser and a subsidiary of Gray & Company.

4.	The section of the Prospectuses entitled “How the Fund is managed - Management of the Fund - Sub-Advisers’ Portfolio Managers” is supplemented by:

	(a)	adding the following immediately after the information on Dix Hills:

Horizon
Murray Stahl
Chief Investment Officer, Chairman and Co-Founder, Horizon Asset Management LLC

Mr. Stahl co-founded Horizon in 1994 and is the lead portfolio manager of Horizon’s high yield strategy. He serves as Chairman of the Board and is the Chief Investment Officer of Horizon Kinetics, consolidated parent company of Horizon and its affiliates. Mr. Stahl has over thirty years of investing experience and is responsible for overseeing the Horizon Kinetics Research Team. He also serves as Chairman of Horizon Kinetics’ Investment Committee, which is responsible for all portfolio management decisions. Mr. Stahl received a B.A. and M.A. from Brooklyn College and an M.B.A. from Pace University.

Horizon
Steven Bregman
Director of Research and Co-Founder, Horizon Asset Management LLC

Mr. Bregman co-founded Horizon in 1994 and is the lead portfolio manager of Horizon’s core value strategy. He serves on the Board and is a member of the Investment Committee of Horizon Kinetics, consolidated parent company of Horizon and its affiliates. Mr. Bregman has over twenty-five years of investing experience and is a senior member of Horizon Kinetics’ Research Team. He received a B.A. from Hunter College.

Horizon
Peter Doyle
Senior Portfolio Manager and Co-Founder, Horizon Asset Management LLC

Mr. Doyle co-founded Horizon in 1994 and is a senior member of Horizon Kinetics’ Research Team and a portfolio manager of Horizon. He serves on the Board and is a member of the Investment Committee of Horizon Kinetics, consolidated parent company of Horizon and its affiliates. Mr. Doyle has over twenty-five years of investing experience and manages customized portfolios for a number of Horizon Kinetics’ private clients. He is also the President of Kinetics Mutual Funds, Inc., a series of U.S. mutual funds managed by Kinetics Asset Management LLC, a subsidiary of Horizon Kinetics. Mr. Doyle received a B.S. from St. John’s University and an M.B.A. from Fordham University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

Risk/Return [Heading]	rr_RiskReturnHeading	Van Eck VIP Multi-Manager Alternatives Fund